Other Income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income [Abstract]
Grant income	£ 182	£ 362	£ 199	£ 993
R&D expenditure credits	5,795	1,472	7,017	3,446
Other income	£ 5,977	£ 1,834	£ 7,216	£ 4,439